JPMorgan Hedged Equity 2 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited)

Investments	Shares (000)		Value ($000)
COMMON STOCKS — 93.1%
Aerospace & Defense — 1.0%
General Dynamics Corp.	2		305
Northrop Grumman Corp.	2		585
Raytheon Technologies Corp.	11		876

			1,766

Air Freight & Logistics — 0.7%
FedEx Corp.	3		982
United Parcel Service, Inc., Class B	2		374

			1,356

Airlines — 0.3%
Delta Air Lines, Inc. *	5		232
Southwest Airlines Co. *	6		381

			613

Auto Components — 0.2%
Magna International, Inc. (Canada)	5		403

Automobiles — 1.7%
General Motors Co. *	9		508
Tesla, Inc. *	4		2,534

			3,042

Banks — 3.5%
Bank of America Corp.	29		1,125
Citigroup, Inc.	17		1,209
KeyCorp	29		587
Regions Financial Corp.	27		566
Truist Financial Corp.	11		642
US Bancorp	15		803
Wells Fargo & Co.	38		1,479

			6,411

Beverages — 1.0%
Coca-Cola Co. (The)	25		1,320
Constellation Brands, Inc., Class A	3		573

			1,893

Biotechnology — 2.3%
AbbVie, Inc.	17		1,834
Alexion Pharmaceuticals, Inc. *	5		706
Amgen, Inc.	1		130
Biogen, Inc. *	1		384
Regeneron Pharmaceuticals, Inc. *	1		437
Vertex Pharmaceuticals, Inc. *	3		614

			4,105

Building Products — 1.0%
Masco Corp.	10		581
Trane Technologies plc	7		1,173

			1,754

Capital Markets — 3.6%
Ameriprise Financial, Inc.	1		137
Goldman Sachs Group, Inc. (The)	4		1,233
Intercontinental Exchange, Inc.	7		836
MarketAxess Holdings, Inc.	—	(a)	193
Morgan Stanley	19		1,458
S&P Global, Inc.	4		1,417
State Street Corp.	9		751
T. Rowe Price Group, Inc.	3		493

			6,518

Chemicals — 1.8%
Air Products and Chemicals, Inc.	1		309
Celanese Corp.	2		265
DuPont de Nemours, Inc.	4		284
Eastman Chemical Co.	7		822
Linde plc (United Kingdom)	2		536
LyondellBasell Industries NV, Class A	1		139
PPG Industries, Inc.	6		861

			3,216

Commercial Services & Supplies — 0.1%
Cintas Corp.	1		181

Communications Equipment — 0.4%
Cisco Systems, Inc.	12		615
Motorola Solutions, Inc.	—	(a)	93

			708

Consumer Finance — 0.4%
Capital One Financial Corp.	6		803

Containers & Packaging — 0.4%
Avery Dennison Corp.	—	(a)	81
Crown Holdings, Inc.	2		194
Packaging Corp. of America	1		134
WestRock Co.	7		362

			771

Diversified Financial Services — 1.6%
Berkshire Hathaway, Inc., Class B *	11		2,812
Voya Financial, Inc.	2		119

			2,931

Diversified Telecommunication Services — 0.7%
Verizon Communications, Inc.	21		1,219

Electric Utilities — 1.3%
Duke Energy Corp.	4		401
NextEra Energy, Inc.	21		1,551
Xcel Energy, Inc.	6		382

			2,334

Electrical Equipment — 0.6%
Eaton Corp. plc	8		1,174

Entertainment — 1.4%
Netflix, Inc. *	3		1,795
Walt Disney Co. (The) *	4		795

			2,590

Equity Real Estate Investment Trusts (REITs) — 1.6%
Camden Property Trust	4		395
Equinix, Inc.	1		684
Equity LifeStyle Properties, Inc.	2		133
Mid-America Apartment Communities, Inc.	2		324
Prologis, Inc.	8		799
Public Storage	—	(a)	119
Realty Income Corp.	1		68
Sun Communities, Inc.	1		154
UDR, Inc.	1		65
Ventas, Inc.	4		210

			2,951

Food & Staples Retailing — 0.4%
Costco Wholesale Corp.	2		557
Kroger Co. (The)	6		220

			777

JPMorgan Hedged Equity 2 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Food Products — 0.6%
Mondelez International, Inc., Class A	17		1,012

Health Care Equipment & Supplies — 2.9%
Abbott Laboratories	9		1,109
ABIOMED, Inc. *	—	(a)	72
Baxter International, Inc.	2		148
Becton Dickinson and Co.	1		353
Boston Scientific Corp. *	18		687
Dexcom, Inc. *	—	(a)	170
Edwards Lifesciences Corp. *	2		155
Intuitive Surgical, Inc. *	—	(a)	251
Medtronic plc	13		1,508
Zimmer Biomet Holdings, Inc.	6		889

			5,342

Health Care Providers & Services — 2.6%
Anthem, Inc.	1		472
Centene Corp. *	2		105
Cigna Corp.	4		1,048
McKesson Corp.	4		824
UnitedHealth Group, Inc.	6		2,268

			4,717

Hotels, Restaurants & Leisure — 0.6%
Hilton Worldwide Holdings, Inc. *	4		465
Royal Caribbean Cruises Ltd. *	1		95
Yum! Brands, Inc.	5		554

			1,114

Household Durables — 0.5%
DR Horton, Inc.	1		63
Lennar Corp., Class A	8		843

			906

Household Products — 1.5%
Kimberly-Clark Corp.	5		729
Procter & Gamble Co. (The)	15		2,070

			2,799

Industrial Conglomerates — 0.7%
Honeywell International, Inc.	6		1,269

Insurance — 1.8%
Allstate Corp. (The)	4		484
American International Group, Inc.	4		203
Chubb Ltd.	4		568
Hartford Financial Services Group, Inc. (The)	8		511
Marsh & McLennan Cos., Inc.	2		216
Progressive Corp. (The)	10		944
Prudential Financial, Inc.	3		270

			3,196

Interactive Media & Services — 5.9%
Alphabet, Inc., Class A *	2		3,941
Alphabet, Inc., Class C *	2		3,196
Facebook, Inc., Class A *	12		3,580

			10,717

Internet & Direct Marketing Retail — 4.6%
Amazon.com, Inc. *	2		7,516
Booking Holdings, Inc. *	—	(a)	808

			8,324

IT Services — 4.5%
Accenture plc, Class A	7		1,964
FleetCor Technologies, Inc. *	—	(a)	117
Mastercard, Inc., Class A	7		2,571
PayPal Holdings, Inc. *	6		1,439
Visa, Inc., Class A	10		2,163

			8,254

Life Sciences Tools & Services — 1.3%
Illumina, Inc. *	1		416
Thermo Fisher Scientific, Inc.	4		1,781
Waters Corp. *	—	(a)	99

			2,296

Machinery — 2.3%
Deere & Co.	4		1,564
Ingersoll Rand, Inc. *	2		100
Otis Worldwide Corp.	5		332
Parker-Hannifin Corp.	3		812
Snap-on, Inc.	1		303
Stanley Black & Decker, Inc.	5		1,014

			4,125

Media — 1.7%
Altice USA, Inc., Class A *	5		172
Charter Communications, Inc., Class A *	2		1,090
Comcast Corp., Class A	31		1,652
Fox Corp., Class A	1		43
Interpublic Group of Cos., Inc. (The)	2		50

			3,007

Metals & Mining — 0.1%
Freeport-McMoRan, Inc. *	6		207

Multiline Retail — 0.6%
Dollar General Corp.	1		138
Dollar Tree, Inc. *	4		405
Target Corp.	3		496

			1,039

Multi-Utilities — 1.2%
Ameren Corp.	6		526
CMS Energy Corp.	10		596
Public Service Enterprise Group, Inc.	7		401
Sempra Energy	5		604

			2,127

Oil, Gas & Consumable Fuels — 2.7%
Cabot Oil & Gas Corp.	2		45
Cheniere Energy, Inc. *	3		221
Chevron Corp.	11		1,112
ConocoPhillips	10		508
Diamondback Energy, Inc.	4		319
EOG Resources, Inc.	7		535
Kinder Morgan, Inc.	11		184
Phillips 66	6		448
Pioneer Natural Resources Co.	5		831
Williams Cos., Inc. (The)	27		649

			4,852

Personal Products — 0.3%
Estee Lauder Cos., Inc. (The), Class A	2		580

Pharmaceuticals — 3.1%
Bristol-Myers Squibb Co.	25		1,547
Eli Lilly and Co.	7		1,352
Johnson & Johnson	8		1,330
Merck & Co., Inc.	15		1,184
Pfizer, Inc.	6		227

			5,640

JPMorgan Hedged Equity 2 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Professional Services — 0.5%
Booz Allen Hamilton Holding Corp.	3		226
Leidos Holdings, Inc.	6		567
Verisk Analytics, Inc.	1		146

			939

Road & Rail — 1.3%
Lyft, Inc., Class A *	4		268
Norfolk Southern Corp.	5		1,417
Union Pacific Corp.	3		748

			2,433

Semiconductors & Semiconductor Equipment — 6.1%
Advanced Micro Devices, Inc. *	12		939
Analog Devices, Inc.	8		1,200
Applied Materials, Inc.	12		1,591
Intel Corp.	11		673
Lam Research Corp.	2		1,387
Microchip Technology, Inc.	3		470
Micron Technology, Inc. *	2		199
NVIDIA Corp.	3		1,675
NXP Semiconductors NV (Netherlands)	5		922
QUALCOMM, Inc.	2		240
Texas Instruments, Inc.	10		1,796

			11,092

Software — 7.8%
Fortinet, Inc. *	1		133
Intuit, Inc.	3		1,235
Microsoft Corp.	45		10,627
Oracle Corp.	9		652
salesforce.com, Inc. *	5		975
Workday, Inc., Class A *	2		382

			14,004

Specialty Retail — 3.3%
AutoZone, Inc. *	1		826
Best Buy Co., Inc.	6		733
Home Depot, Inc. (The)	5		1,658
Lowe’s Cos., Inc.	9		1,798
O’Reilly Automotive, Inc. *	1		314
TJX Cos., Inc. (The)	11		714

			6,043

Technology Hardware, Storage & Peripherals — 5.9%
Apple, Inc.	82		10,062
Seagate Technology plc	10		760

			10,822

Textiles, Apparel & Luxury Goods — 0.8%
Carter’s, Inc. *	4		336
NIKE, Inc., Class B	9		1,164

			1,500

Tobacco — 1.2%
Altria Group, Inc.	20		1,043
Philip Morris International, Inc.	13		1,180

			2,223

Wireless Telecommunication Services — 0.7%
T-Mobile US, Inc. *	11		1,360

TOTAL COMMON STOCKS (Cost $165,920)			169,455

	No. of Contracts
OPTIONS PURCHASED — 0.3%
PUT OPTIONS PURCHASED — 0.3%
Index Funds — 0.3%
S&P 500 Index 4/30/2021 at USD 3,615.00, European Style Notional Amount: USD 170,437 Counterparty: Exchange-Traded * (Cost $1,835)	—	(a)	498

	Shares (000)
SHORT-TERM INVESTMENTS — 11.6%
INVESTMENT COMPANIES — 11.6%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.04% (b) (c) (Cost $21,032)	21,032		21,032

Total Investments — 105.0% (Cost $188,787)			190,985
Liabilities in Excess of Other Assets — (5.0)%			(9,093)

Net Assets — 100.0%			181,892

Percentages indicated are based on net assets.

JPMorgan Hedged Equity 2 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Abbreviations
USD	United States Dollar
(a)	Amount rounds to less than one thousand.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2021.
*	Non-income producing security.

Futures contracts outstanding as of March 31, 2021 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	5	06/2021	USD	993	12

Abbreviations
USD	United States Dollar

Written Call Options Contracts as of March 31, 2021 (amounts in thousands, except number of contracts):

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value ($)
S&P 500 Index	Exchange-Traded	429	USD 170,437	USD 3,955.00	4/30/2021	(3,507)

Written Put Options Contracts as of March 31, 2021 (amounts in thousands, except number of contracts):

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value ($)
S&P 500 Index	Exchange-Traded	429	USD 170,437	USD 3,050.00	4/30/2021	(85)

Total Written Options Contracts (Premiums Received $3,296)						(3,592)

Abbreviations
USD	United States Dollar

JPMorgan Hedged Equity 2 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts and options are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (SOI):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities(a)	$190,985	$—	$—	$190,985

Appreciation in Other Financial Instruments
Futures Contracts(a)	$12	$—	$—	$12
Depreciation in Other Financial Instruments
Options Written(a)
Call Options Written	(3,507)	—	—	(3,507)
Put Options Written	(85)	—	—	(85)

Total Net Appreciation/Depreciation in Other Financial Instruments	$(3,580)	$—	$—	$(3,580)

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below.

	For the period ended March 31, 2021
Security Description	Value at March 1, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2021	Shares at March 31, 2021	Dividend Income		Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.04%(a)(b)	$—	$58,517	$37,485	$—	$—	$21,032	21,032	$—	(c)	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2021.
(c)	Amount rounds to less than one thousand.